Income taxes - Unrecognized deferred income tax (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 63,960	$ 91,039
Non-capital loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	49,299	72,669
Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 14,661	$ 18,370